Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Party Transactions
35	RELATED PARTY TRANSACTIONS

(a)	Transactions with CMCC Group
The following is a summary of principal related party transactions entered into by the Group with CMCC Group for the years ended December 31, 2017, 2018 and 2019. The majority of these transactions also constitute continuing connected transactions as defined under Chapter 14A of Listing Rules. Further details of these continuing connected transactions are disclosed under the paragraph “Connected Transactions” in the Report of Directors.

	Note	2019 Million	2018 Million	2017 Million
Telecommunications services revenue	(i)	495	71	47
Property leasing and management services revenue	(ii)	197	226	188
Telecommunications services charges	(i)	103	—	—
Property leasing and management services charges	(ii)	1,129	1,009	999
Charges for use of network assets	(iii)	1,448	2,308	2,494
Charges of use of network capacity	(iii)	30	402	1,047
Interest expenses	(iv)	187	142	21
Short-term bank deposits received	(iv)	21,637	10,873	8,611
Short-term bank deposits repaid	(iv)	10,873	8,611	5,552
Consideration of assets transferred	(v)	873	—	—

The outstanding balances related to transactions with CMCC Group are included in the following accounts captions summarized as follows:

		As of	As of
		December 31, 2019	December 31, 2018
	Note	Million	Million
Accounts receivable		630	282
Other receivables		277	145
Prepayments and other current assets		2	5
Amounts due from ultimate holding company		1,350	570
Right-of-use assets		399	—
Lease liabilities		468	—
Accounts payable		6,741	5,825
Accrued expenses and other payables		90	80
Amounts due to ultimate holding company	(iv)	21,677	11,020

These amounts arise in the ordinary course of business and with terms determined through mutual negotiation.

Note:

(i)
The amounts represent telecommunications services settlement received/receivable or paid/payable from CMCC Group for the telecommunications project planning, design and construction services, telecommunications line and pipeline construction services, and telecommunications line maintenance services.

(ii)
The amounts represent the charges of property leasing and management fees received/receivable from or paid/payable to CMCC Group in respect of offices, retail outlets and warehouses. For the year ended December 31, 2019, the amounts included the depreciation of right-of-use
assets recognized in relation to the property leasing agreements and the finance cost associated with the lease liabilities.

(iii)	The amounts represent the charges for use of network assets and the TD-SCDMA network capacity charges paid/payable to CMCC Group.

(iv)	The amounts represent the deposits received from or repaid to CMCC Group and interest expenses paid/payable to CMCC Group in respect of the deposits.

(v)	On August 9, 2019, the Group completed an acquisition of assets related to the “Village Connect” project, at a total consideration of RMB873 million.

(b)	Principal transactions with associates and joint ventures of the Group
The following is a summary of principal related party transactions entered into by the Group with the associates and joint ventures of the Group for the year ended December 31, 2017, 2018 and 2019.

	Note	2019 Million	2018 Million	2017 Million
Telecommunications services revenue	(i)	535	604	828
Property leasing and management services revenue	(ii)	30	40	99
Interest and other income	(iii)	6,130	4,083	4,807
Dividend income		2,299	691	847
Related costs for use of tower assets	(iv)	39,843	37,837	36,335

The outstanding balances related to transactions with the associates and joint ventures of the Group are included in the following accounts captions summarized as follows:

		As of December 31, 2019	As of December 31, 2018
	Note	Million	Million
Accounts receivable	(i)	225	240
Interest receivable	(iii)	831	829
Right-of-use assets	(iv)	40,316	—
Other receivables	(v)	9,545	12,518
Financial assets at FVPL	(vi)	54,490	41,128
Bank deposits	(vii)	59,205	44,955
Prepayments and other current assets		36	160
Lease liabilities	(iv)	43,142	—
Accounts payable	(iv)	4,708	3,252
Bills payable	(iv)	356	135
Accrued expenses and other payables	(iv)	6,511	7,301

Note:

(i)	The amounts represent the telecommunications services revenue received/receivable from the Group’s associates and joint ventures.

(ii)	The amounts represent the property leasing revenue received/receivable from China Tower.

(iii)
The amounts primarily represent interest received/receivable from deposits placed with SPD Bank, placements with SPD Bank and short-term loans granted to China Tower; and they also include income derived from WMP purchased from SPD Bank and the income from the CB publicly issued by SPD Bank as mentioned in Note 23.

(iv)
The amounts primarily represent the
right-of-use
assets and lease liabilities recognized and the amount paid/payable to China Tower for the use of telecommunications towers. Related costs for use of tower assets include charges for use of tower assets, the depreciation of the right-of-use
assets, and the finance cost associated with the lease liabilities.

(v)
Other receivables primarily represent the short-term loans granted to China Tower and placements with SPD Bank and withholding power and utilities expenses and lease charges payable on behalf of China Tower, etc. The interest rates of short-term loans are mutually agreed among both parties with reference to the market interest rates.

(vi)
The amounts represent the WMP purchased from SPD Bank and the CB publicly issued by SPD Bank. The return rates of WMP are determined with reference to market conditions and the fair values of CB are based on quoted market prices (level 1).

(vii)	The amounts represent the deposits placed with SPD Bank, the interest rate of which is determined in accordance with the benchmark interest rate published by PBOC.

(c)	Transactions with associates and joint ventures of CMCC Group
In addition, the Group has entered into transactions with associates and joint ventures of CMCC Group during the ordinary course of the Group’s business based on terms comparable to terms of transactions enacted with other entities, the amounts of such transactions and related outstanding balances were not material.

(d)	Transactions with other government-related entities in the PRC
The Group is a government-related enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government through government authorities, agencies, affiliations and other organization (collectively referred to as “government-related entities”).
Apart from transactions with CMCC Group (notes 28 and 35(a)), associates and joint venture (note 35(b)) and the transaction to increase contribution to the Fund (note 21), the Group has collectively, but not individually, significant transactions with other government-related entities which include but not limited to the following:

•	rendering and receiving telecommunications services, including interconnection revenue/charges

•	purchasing of goods, including use of public utilities

•	placing of bank deposits
These transactions are conducted during the ordinary course of the Group’s business based on terms comparable to the terms of transactions enacted with other entities that are not government-related. The Group prices all its telecommunications services and products based on commercial negotiations with reference to rules and regulations stipulated by related authorities of the PRC Government, where applicable. The Group has also established its procurement policies and approval processes for purchases of products and services, which do not depend on whether the counterparties are government-related entities or not.

(e)	For key management personnel remuneration, please refer to note 11.